Fair value measurement - Summary of assets and liabilities, measured or disclosed at fair value (Detail) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	$ 8,756	$ 8,927
Total liabilities	16,320	20,237
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	1,168	1,015
Total liabilities	1,168	1,015
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	1,168	1,015
Total liabilities	$ 1,168	$ 1,015